Supplemental Cash Flow Disclosure	12 Months Ended
Mar. 31, 2026
Supplemental Disclosure Respect to Cash Flows [Abstract]
Supplemental Cash Flow Disclosure [Text Block]

27. Supplemental Cash Flow Disclosure

The following table provides additional detail regarding the Company's cash flow:

	For the Years Ended
	March 31, 2026	March 31, 2025	March 31, 2024
Non-cash investing and financing transactions:
Right of use asset acquired	$-	$2,802,265	$69,129
Accretion income on promissory note receivable	$-	$-	$1,696
Accretion expense on related party note payable	$575,923	$494,084	$-
Assets transferred from Property and equipment to Inventory	$-	$593,320	$-
Assets transferred from Inventory to Property and equipment	$-	$-	$874,278